Note I - Other Borrowed Funds - Scheduled Principal Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
2020	$ 7,322
2021	3,633
2022	2,841
2023	2,705
2024	2,301
Thereafter	15,189
	33,991	$ 39,713
Federal Home Loan Bank Advances [Member]
2020	3,722
2021	3,000
2022	2,841
2023	2,705
2024	2,301
Thereafter	15,189
	29,758	33,434
Promissory Notes [Member]
2020	3,600
2021	633
2022
2023
2024
Thereafter
	$ 4,233	$ 6,279